Accounts receivable, net	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 5 – Accounts receivable, net

Accounts receivable, net consist of the following:

	December 31, 2022	December 31, 2021
Accounts receivable	$20,073,082	$3,802,773
Allowance for doubtful accounts	(945,761)	(152,768)
Total accounts receivable, net	$19,127,321	$3,650,005

Movements of allowance for doubtful accounts are as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Beginning balance	$152,768	$217,676	$122,056
Provision	804,613	140,204	82,647
Write off	-	(136,602)	-
Exchange rate effect	(11,620)	(68,510)	(12,973)
Ending balance	$945,761	$152,768	$217,676